Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Net Liabilities Acquired

The net liabilities of Armada are recorded at their acquisition-date fair value in the Combined Consolidated Financial Statements as follows:

Cash and cash equivalents	$3,361
Prepaid expenses	169,425
Accounts payable and accrued expenses	(4,873,019)
Debt (promissory notes)	(3,144,883)
Other current liabilities	(1,499,936)
Net liabilities acquired	$(9,345,052)
Accumulated Deficit	$(9,345,052)

Summary of Comparitive Combined Consolidated Financial Statements Retrospectively Adjusted to Furnish Information on Comparitive Basis

The comparative Combined Consolidated Financial Statements have also been retrospectively adjusted to furnish information on a comparative basis as if the two companies (Rezolve and Bluedot Industries) had been combined from the beginning of the comparative period, as the entities were under common control for the entire comparative period, as shown below.

	December 31, 2024 as previously reported	Adjustments for Bluedot Industries common control transaction	December 31, 2024 retrospectively adjusted
Assets
Current assets
Cash	$9,450,944	$278,602	$9,729,546
Accounts receivable, net	21,274	682,432	703,706
Prepaid expenses and other current assets	960,848	41,269	1,002,117
Derivative asset	2,587,581	—	2,587,581
Total current assets	$13,020,647	$1,002,303	$14,022,950
Non-current assets
Property and equipment, net	17,332	4,987	22,319
Intangible assets	6,750,178	—	6,750,178
Other non-current assets	—	373,445	373,445
Total non-current assets	$6,767,510	$378,432	$7,145,942
Total assets	$19,788,157	$1,380,735	$21,168,892
Liabilities and Shareholders’ deficit
Current liabilities
Accounts payable	$7,303,060	$758,538	$8,061,598
Due to related party	1,054,429	584,989	1,639,418
Accrued expenses and other payables	9,513,932	—	9,513,932
Short term debt to related party	5,102,211	—	5,102,211
Short term convertible debt	10,288,123	—	10,288,123
Short term convertible debt to related party	95,309	—	95,309
Convertible promissory notes	6,428,825	—	6,428,825
Ordinary Shares Payable	1,206,609	—	1,206,609
Share-based payment liability	1,400,000	—	1,400,000
Advisors loans	12,812,366	—	12,812,366
Derivative liabilities	2,579,875	—	2,579,875
Deferred revenue	—	1,172,056	1,172,056
Other current liabilities	—	2,138,314	2,138,314
Total current liabilities	$57,784,739	$4,653,897	$62,438,636
Total liabilities	$57,784,739	$4,653,897	$62,438,636
Commitments (refer to note 18)
Shareholders’ deficit
Ordinary shares	26,816	103	26,919
Additional paid-in capital	194,062,767	22,816,729	216,879,496
Share subscription receivable	(80)	—	(80)
Accumulated deficit	(232,075,815)	(26,133,930)	(258,209,745)
Accumulated other comprehensive loss	(10,270)	43,936	33,666
Total stockholders’ deficit	$(37,996,582)	$(3,273,162)	$(41,269,744)
Total liabilities and stockholders’ deficit	$19,788,157	$1,380,735	$21,168,892

	Year ended December 31, 2024 as previously reported	Adjustments for Bluedot Industries common control transaction	Year ended December 31, 2024 retrospectively adjusted
Revenue	$187,788	$1,825,779	$2,013,567
Operating expenses
Cost of revenue	34,053	158,776	192,829
Sales and marketing expenses	6,285,446	399,424	6,684,870
General and administrative expenses	131,430,412	591,672	132,022,084
Depreciation and amortization expenses	225,251	1,054	226,305
Research and development expenses	—	1,152,807	1,152,807
Other operating expense, net	255,412	—	255,412
Total operating expenses	$138,230,574	$2,303,733	$140,534,307
Operating loss	$(138,042,786)	$(477,954)	$(138,520,740)
Other (expense)/income
Interest expense	(10,557,714)	(87,750)	(10,645,464)
Gain on derivatives	19,001,681	—	19,001,681
Loss on extinguishment	(44,332,819)	—	(44,332,819)
Other non-operating income (expense), net	1,329,781	(39,837)	1,289,944
Total other expenses, net	$(34,559,071)	$(127,587)	$(34,686,658)
Loss before taxes	(172,601,857)	(605,541)	(173,207,398)
Income tax expense	(44,933)	(198,802)	(243,735)
Net loss and comprehensive loss	$(172,646,790)	$(804,343)	$(173,451,133)
Net loss per share, basic and diluted	$(1.06)	—	$(1.06)
Weighted average shares, basic and diluted	162,855,146	819,737	163,674,883
Principles
Summary of List of Subsidiaries

A list of subsidiaries and Rezolve AI plc’s holding as of December 31, 2025 is as follows:

Name of the entity	Date of incorporation or acquisition (*)		Country of incorporation	Group shareholding (%)
Rezolve Taiwan Inc.	November 9, 2000		Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021		India	100%
Rezolve Mobile Commerce Inc.	April 20, 2016		United States of America	100%
Rezolve Technology S.L.	August 25, 2020		Spain	100%
Rezolve AI IP Holdings Limited	December 19, 2024		United Kingdom	100%
Rezolve Ai Finance LLC	February 12, 2025		United States of America	100%
Rezolve Ai Finance Holdings LLC	February 12, 2025		United States of America	100%
Armada Acquisition Corp. I	August 15, 2024		United States of America	100%
GroupBy Inc.	March 25, 2025	*	Canada	100%
GroupBy International Ltd	March 25, 2025	*	Canada	100%
GroupBy USA Inc.	March 25, 2025	*	United States of America	100%
GroupBy UK Ltd	March 25, 2025	*	United Kingdom	100%
Bluedot Industries Pty. Ltd	March 17, 2025	*	Australia	100%
Bluedot Industries, Inc.	March 17, 2025	*	United States of America	100%
Bluedot Innovation Pty. Ltd	February 20, 2025	*	Australia	100%
Prediqt Business Solutions Private Limited	June 2, 2025	*	India	100%
Mpower Plus Global Limited	May 31, 2025	*	United Kingdom	100%
Mpower Plus Poland SP Z o.o	May 31, 2025	*	Poland	100%
Mpower Plus France SARL	May 31, 2025	*	France	100%
Mpower Plus B.V.	May 31, 2025	*	Netherlands	100%
Mpower PLUS Global PTE. Ltd.	May 31, 2025	*	Singapore	100%
Mpower Plus Hungary KFT	May 31, 2025	*	Hungary	100%
MPower Plus BVBA	May 31, 2025	*	Belgium	100%
MPower Plus Deutschland GmbH	May 31, 2025	*	Germany	100%
MPower Plus Global Malaysia SDN BHD	May 31, 2025	*	Malaysia	100%
MP PLUS RM S.R.L	May 31, 2025	*	Romania	100%
Visenze Pte. Ltd.	August 15, 2025	*	Singapore	100%
Visenze Inc.	August 15, 2025	*	United States of America	100%
Visenze Technology (Beijing) Co., Ltd	August 15, 2025	*	China	100%
Subsquid Labs GmbH	October 9, 2025	*	Switzerland	100%
Scale Up Commerce Ltd.	October 29, 2025	*	United Kingdom	100%
Crownpeak Intermediate Holdings, Inc.	December 1, 2025	*	United States of America	100%
Crownpeak Technology, Inc.	December 1, 2025	*	United States of America	100%
Magus Research Limited	December 1, 2025	*	United Kingdom	100%
Evidon, Inc.	December 1, 2025	*	United States of America	100%
e-Spirit Inc.	December 1, 2025	*	United States of America	100%
Crownpeak Technology,GmbH.	December 1, 2025	*	Germany	100%
Ilumino, LLC	December 1, 2025	*	United States of America	100%
Aegean Bidco Limited	December 1, 2025	*	United Kingdom	100%
ATTRAQT Group Limited	December 1, 2025	*	United Kingdom	100%
ATTRAQT Limited	December 1, 2025	*	United Kingdom	100%
ATTRAQT, Inc.	December 1, 2025	*	United States of America	100%
Early Birds SAS	December 1, 2025	*	France	100%
Fredhopper B.V.	December 1, 2025	*	Netherlands	100%
Spring Technologies EOOD	December 1, 2025	*	Bulgaria	100%
Fredhopper (Australia) Pyt Ltd.	December 1, 2025	*	Australia	100%
Fredhopper GmbH	December 1, 2025	*	Germany	100%
Fredhopper SARL	December 1, 2025	*	France	100%
Techouts Inc.	December 1, 2025	*	United States of America	100%
Techouts Solutions India Private Limited	December 1, 2025	*	India	100%

Summary of Accounts Receivable and Unbilled Receivables, Net

Accounts receivable and unbilled receivable, net consisted of the following as of:

	December 31, 2025	December 31, 2024
Accounts receivable	$36,094,398	$703,706
Allowance for credit losses	(1,934,514)	—
Unbilled receivable	5,016,435	—
Accounts receivable and unbilled receivable, net	$39,176,319	$703,706

Summary of Estimated Useful Life of Property Plant and Equipment	The useful lives estimated by the management are as follows:

Assets	Useful life
Computers	3 years
Office equipment	3 years

Summary of Initial Useful Life of Assets

The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Assets	Useful life
Developed technology	2-11 years

Assets	Useful life
Customer contracts and related relationships	4-7 years

Assets	Useful life
Recruitment database	3 years

Crypto intangible assets, net

Crypto intangible assets consists of crypto assets such as Bitcoin (“BTC”) and Ethereum (“ETH”).

The Company accounts for its crypto assets in accordance with ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets. The Company’s crypto assets meet the definition of in-scope crypto intangible assets under this guidance.

The Company accounts for its crypto intangible assets as indefinite-lived intangible assets, as there are no legal, regulatory, contractual, competitive, economic, or other factors that limit their useful lives. Accordingly, crypto intangible assets such as BTC and ETH are considered to have indefinite useful lives.

Crypto intangible assets received in exchange for goods or services are initially measured at their fair value on the transaction date. Crypto intangible assets purchased for cash are initially recorded at cost, which includes the purchase price and any directly attributable transaction costs or fees. Subsequent to initial recognition, the Company measures all in-scope crypto intangible assets at fair value at each reporting period, with changes in fair value recognized in earnings in the period in which they occur.

Crypto intangible assets are presented separately from other intangible assets on the Company’s combined consolidated balance sheet within Crypto intangible assets, net. Gains and losses resulting from changes in fair value are included in Other income (expense), net in the combined consolidated statements of operations. For additional information, see Note 7.

Other d
Summary of Revenue By Geographical Region

The following table presents revenue by geographical region:

	Year ended December 31, 2025	Year ended December 31, 2024
North America	$19,854,003	$1,040,850
United Kingdom and Europe	23,343,545	187,788
Asia Pacific	3,602,551	784,929
Total Revenue	$46,800,099	$2,013,567

Summary of Customer Contracts Acquired in Connection with Business Combinations

The Company did not incur any costs to obtain contracts with customers during the year ended December 31, 2024. Costs capitalized during the year ended December 31, 2025 relate entirely to customer contracts acquired in connection with business combinations completed during 2025.

	December 31, 2025	December 31, 2024
Opening balance, net	$—	$—
Acquired through business combinations	4,791,598	—
Additions during the year	168,426	—
Amortization during the year	(183,581)	—
Closing balance, net	$4,776,443	$—

Summary of Fair Value Measurement at Reporting Date

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
December 31, 2025
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$2,881,469	$—
(3) Crypto intangible assets	$102,801	$—	$—
(4) Contingent consideration	$—	$—	$51,050,570
Fair value on non-recurring basis
(5) Other digital assets	$—	$16,373,705	$—
December 31, 2024
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$2,579,875	$—
(2) Derivative asset	$—	$2,587,581	$—

(1)
See note 4 and note 8
(2)
The derivative asset and the derivative liability were valued by a third party valuation expert using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations.
(3)
Crypto assets received in exchange for goods or services are initially measured at their fair value on the contract inception date. Crypto assets purchased for cash are initially recorded at cost, which includes the purchase price and any directly attributable transaction costs or fees. Subsequent to initial recognition, the Company measures all in-scope crypto assets at fair value at each reporting period, with changes in fair value recognized in earnings in the period in which they occur.
(4)
Contingent consideration relates to recent acquisitions and is based on the post-acquisition performance of the acquired businesses. The consideration is reassessed at each reporting period. Contingent consideration is a Level 3 financial liability under topic ASC 820. Future anticipated payments in respect of contingent consideration are initially recorded at fair value, which is the present value of the expected cash outflows of the obligations. The obligations are dependent on the future financial performance of the businesses acquired. The fair value is estimated based on internal financial projections in relation to the acquisition. The valuation incorporates unobservable inputs, including forecasted performance of the acquired businesses, the probability of achieving targets, and the discount rate.
(5)
The fair value of SQD tokens is determined using a market approach based on the traded price observed on the transaction date. There is no pricing information available from a National Price Desk for SQD tokens that would otherwise represent a quoted price in an active market and qualify as a Level 1 input in the fair value hierarchy. Accordingly, the Company estimates fair value using pricing information obtained from market aggregators that compile trading data from active exchanges. The prices obtained from these market aggregators represent observable market data but are not directly quoted prices for identical assets in an active market. As a result, the Company classifies the inputs used in determining the fair value of SQD tokens as Level 2 inputs within the fair value hierarchy. These prices reflect active market transactions for SQD tokens at or near the measurement date.

Summary of Customers Representing More Than 10% of Accounts Receivable

At December 31, 2025 and 2024, the following customers represent more than 10% of total accounts receivable.

	December 31, 2025	December 31, 2024
Servicios Liverpool, S.A. de C.V.	17%	—%
La Liga	Less than 10%	100%

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	December 31, 2025	December 31, 2024
Convertible debt (note 8)	700,389	10,944,628
Shares payable (note 8)	4,692,607	1,543,664
Warrants	8,019,976	13,019,976
Share options	5,254,232	17,559,511
Convertible promissory notes	171,905	2,639,169
Advisors Loans (note 8)	—	2,335,092
Total	18,839,109	48,042,040